Financial instruments (Schedule of liquidity risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 396,146	$ 515,497	$ 356,499
Non-hedge derivative assets	1,712	6,628
Other financial liabilities	(67,860)	(31,196)
Long-term debt, including embedded derivative	(985,255)	(981,030)
Embedded derivatives	9,074	7,201
Derivative financial liabilities	10,295	2,634
12 months or less
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	396,146	515,497
Restricted cash	337
Trade and other receivables	89,451	112,258
Non-hedge derivative assets	1,712	6,628
Assets used to manage liquidity risk	487,646	634,383
Trade and other payables, including embedded derivative	(184,604)	(164,628)
Other financial liabilities	(6,672)	(3,719)
Deferred Rosemont acquisition consideration	0
Long-term debt, including embedded derivative	(72,165)	(79,263)
Non-derivative financial liabilities	(263,441)	(247,610)
Embedded derivatives	(9,074)
Non-hedge derivative contracts	(10,295)	(2,634)
Derivative financial liabilities	(19,369)	(2,634)
13-36 months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	0	0
Restricted cash	0
Trade and other receivables	0	11,440
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	11,440
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(4,811)	(4,757)
Deferred Rosemont acquisition consideration	(10,000)
Long-term debt, including embedded derivative	(149,500)	(156,933)
Non-derivative financial liabilities	(164,311)	(161,690)
Embedded derivatives	0
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
37-60 months
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	0	0
Restricted cash	0
Trade and other receivables	0	13,215
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	13,215
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(4,734)	(3,068)
Deferred Rosemont acquisition consideration	(20,000)
Long-term debt, including embedded derivative	(1,128,875)	(535,000)
Non-derivative financial liabilities	(1,153,609)	(538,068)
Embedded derivatives	0
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
More than 60 months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	0	0
Restricted cash	0
Trade and other receivables	1,595	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	1,595	0
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(17,506)	(20,310)
Deferred Rosemont acquisition consideration	0
Long-term debt, including embedded derivative	0	(668,625)
Non-derivative financial liabilities	(17,506)	(688,935)
Embedded derivatives	0
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
Carrying amount [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	396,146	515,497
Restricted cash	337
Trade and other receivables	91,046	126,311
Non-hedge derivative assets	1,712	6,628
Assets used to manage liquidity risk	489,241	648,436
Trade and other payables, including embedded derivative	(184,604)	(164,628)
Other financial liabilities	(24,000)	(21,361)
Deferred Rosemont acquisition consideration	(24,491)
Long-term debt, including embedded derivative	(991,558)	(981,030)
Non-derivative financial liabilities	(1,224,653)	(1,167,019)
Embedded derivatives	(9,074)
Non-hedge derivative contracts	(10,295)	(2,634)
Derivative financial liabilities	(19,369)	(2,634)
Contractual cash flows [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	396,146	515,497
Restricted cash	337
Trade and other receivables	91,046	136,913
Non-hedge derivative assets	1,712	6,628
Assets used to manage liquidity risk	489,241	659,038
Trade and other payables, including embedded derivative	(184,604)	(164,628)
Other financial liabilities	(33,723)	(31,854)
Deferred Rosemont acquisition consideration	(30,000)
Long-term debt, including embedded derivative	(1,350,540)	(1,439,821)
Non-derivative financial liabilities	(1,598,867)	(1,636,303)
Embedded derivatives	(9,074)
Non-hedge derivative contracts	(10,295)	(2,634)
Derivative financial liabilities	$ (19,369)	$ (2,634)